THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCKS (96.2%)
BASIC INDUSTRIES (5.4%)
AGRICULTURE (0.0%)
Agribrands International, Inc.+..................         7,520   $     228,420
                                                                  -------------

CHEMICALS (1.7%)
Rohm & Haas Co...................................       258,400       9,027,850
Union Carbide Corp...............................        76,400       3,418,900
                                                                  -------------
                                                                     12,446,750
                                                                  -------------
FOREST PRODUCTS & PAPER (2.6%)
Georgia-Pacific Group............................       188,900      10,720,075
Temple-Inland, Inc...............................       151,100       8,112,181
                                                                  -------------
                                                                     18,832,256
                                                                  -------------

METALS & MINING (1.1%)
Allegheny Teledyne, Inc..........................       387,172       7,961,224
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                    39,468,650
                                                                  -------------

CONSUMER GOODS & SERVICES (17.5%)
ENTERTAINMENT, LEISURE & MEDIA (3.5%)
Fox Entertainment Group, Inc. Class A+...........        57,000       1,346,625
Hasbro, Inc......................................       210,400       7,377,150
International Game Technology....................       235,400       5,428,912
Mirage Resorts, Inc.+............................       303,500       4,514,562
Seagram Company Ltd..............................       192,000       6,588,000
                                                                  -------------
                                                                     25,255,249
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (7.1%)
Anheuser Busch Companies, Inc....................        83,400       5,056,125
General Mills, Inc...............................        89,300       6,742,150
PepsiCo, Inc.....................................       370,700      14,341,456
Philip Morris Companies, Inc.....................       324,400      18,146,125
Ralston-Ralston Purina Group.....................       209,000       7,275,812
                                                                  -------------
                                                                     51,561,668
                                                                  -------------
HOUSEHOLD PRODUCTS (2.3%)
Kimberly-Clark Corp..............................        64,000       3,368,000
Procter & Gamble Co..............................       149,960      13,140,245
                                                                  -------------
                                                                     16,508,245
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

RETAIL (4.6%)
American Stores Co...............................       181,700   $   6,098,306
Circuit City Stores, Inc.........................       329,000      11,905,687
Federated Department Stores, Inc.+...............       136,800       5,702,850
Toys 'R' Us, Inc.+...............................       217,000       4,285,750
Wal-Mart Stores, Inc.(s).........................        78,600       5,919,562
                                                                  -------------
                                                                     33,912,155
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                   127,237,317
                                                                  -------------

ENERGY (6.9%)
OIL-PRODUCTION (6.7%)
Atlantic Richfield Co............................       257,700      17,137,050
British Petroleum Co. PLC (Spons. ADR)...........           798          73,516
Mobil Corp.......................................        61,000       5,257,437
Phillips Petroleum Co............................       146,700       6,161,400
Royal Dutch Petroleum Co. (ADR)..................       169,700       7,975,900
Tosco Corp.......................................       458,400      11,975,700
                                                                  -------------
                                                                     48,581,003
                                                                  -------------

OIL-SERVICES (0.2%)
Cooper Cameron Corp.+............................        70,900       1,728,187
                                                                  -------------
  TOTAL ENERGY...................................                    50,309,190
                                                                  -------------

FINANCE (17.5%)
BANKING (10.0%)
Astoria Financial Corp...........................       144,430       6,503,863
BankAmerica Corp.................................       338,601      22,072,553
Bankers Trust Corp...............................       119,300      10,379,100
Citigroup, Inc...................................       322,118      16,166,297
First Union Corp.................................        76,800       4,665,600
Washington Mutual, Inc...........................       266,450      10,333,264
Wells Fargo Co.(s)...............................        85,800       3,088,800
                                                                  -------------
                                                                     73,209,477
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (2.2%)
American Express Co..............................        42,000   $   4,202,625
CIT Group, Inc., Class A.........................       228,800       6,420,700
Federal National Mortgage Association............        75,400       5,485,350
                                                                  -------------
                                                                     16,108,675
                                                                  -------------

INSURANCE (4.1%)
Ambac Financial Group, Inc.......................       133,000       8,113,000
American International Group, Inc................        35,300       3,318,200
Marsh & McLennan Companies, Inc..................       120,100       6,988,319
UNUM Corp........................................       218,100      11,750,137
                                                                  -------------
                                                                     30,169,656
                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS (1.2%)
Starwood Hotels & Resorts........................       293,500       8,915,063
                                                                  -------------
  TOTAL FINANCE..................................                   128,402,871
                                                                  -------------
HEALTHCARE (11.4%)
HEALTH SERVICES (2.2%)
Humana, Inc.+....................................       371,000       7,350,438
Perkin-Elmer Corp................................        93,100       8,681,575
                                                                  -------------
                                                                     16,032,013
                                                                  -------------

PHARMACEUTICALS (9.2%)
Alza Corp.+......................................       209,400      10,941,150
American Home Products Corp......................       189,200      10,074,900
Bristol-Myers Squibb Co..........................       145,500      17,832,844
Crescendo Pharmaceuticals Corp.+.................        10,995         147,745
Forest Laboratories, Inc.+.......................        73,600       3,431,600
Monsanto Co......................................       435,800      19,747,188
Warner-Lambert Co................................        61,600       4,650,800
                                                                  -------------
                                                                     66,826,227
                                                                  -------------
  TOTAL HEALTHCARE...............................                    82,858,240
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (10.0%)
CAPITAL GOODS (0.8%)
Cooper Industries, Inc.(s).......................        55,900       2,746,088
Eaton Corp.......................................        48,100       3,285,831
                                                                  -------------
                                                                      6,031,919
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

COMMERCIAL SERVICES (3.0%)
Cendant Corp.+...................................       747,700   $  14,206,300
Service Corp. International......................       202,300       7,560,963
                                                                  -------------
                                                                     21,767,263
                                                                  -------------

DIVERSIFIED MANUFACTURING (4.3%)
AlliedSignal, Inc................................       158,200       6,960,800
Boeing Co........................................       160,800       6,532,500
Coltec Industries, Inc.+.........................       229,925       4,440,427
Tyco International Ltd...........................       201,046      13,231,340
                                                                  -------------
                                                                     31,165,067
                                                                  -------------

POLLUTION CONTROL (1.9%)
Waste Management, Inc.(s)........................       323,457      13,868,219
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    72,832,468
                                                                  -------------

TECHNOLOGY (13.7%)
COMPUTER PERIPHERALS (2.0%)
EMC Corp.+.......................................       201,900      14,637,750
                                                                  -------------

COMPUTER SOFTWARE (2.5%)
Microsoft Corp.+.................................       139,700      17,047,766
Oracle Corp.+....................................        39,700       1,360,966
                                                                  -------------
                                                                     18,408,732
                                                                  -------------

COMPUTER SYSTEMS (5.0%)
Compaq Computer Corp.............................       212,700       6,912,750
International Business Machines Corp.............       112,700      18,595,500
Sun Microsystems, Inc.+..........................       145,900      10,796,600
                                                                  -------------
                                                                     36,304,850
                                                                  -------------

ELECTRONICS (0.4%)
Sensormatic Electronics Corp.+...................       345,100       2,803,938
                                                                  -------------

SEMICONDUCTORS (1.1%)
General Semiconductor, Inc.+.....................        44,100         446,513
Intel Corp.......................................        35,500       3,819,578
Texas Instruments, Inc...........................        53,500       4,086,063
                                                                  -------------
                                                                      8,352,154
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS-EQUIPMENT (2.7%)
Cisco Systems, Inc.+.............................       125,400   $   9,455,944
Commscope, Inc.+.................................       334,033       5,073,126
Lucent Technologies, Inc.........................        58,100       5,000,231
                                                                  -------------
                                                                     19,529,301
                                                                  -------------
  TOTAL TECHNOLOGY...............................                   100,036,725
                                                                  -------------

TRANSPORTATION (2.6%)
RAILROADS (2.6%)
Union Pacific Corp...............................       387,000      18,817,875
                                                                  -------------
UTILITIES (11.2%)
ELECTRIC (3.7%)
Central & South West Corp........................       104,500       2,873,750
Northern States Power Co.........................       246,500       6,701,719
PP&L Resources, Inc..............................       396,900      10,840,331
Texas Utilities Co...............................       142,900       6,367,981
                                                                  -------------
                                                                     26,783,781
                                                                  -------------

GAS-PIPELINES (0.6%)
Columbia Energy Group(s).........................        75,750       4,298,813
                                                                  -------------

TELEPHONE (6.9%)
AT & T Corp......................................       195,700      12,194,556
Bell Atlantic Corp...............................        98,400       5,473,500
GTE Corp.........................................       237,200      14,706,400
MCI WorldCom, Inc.+..............................       187,300      11,044,847
SBC Communications, Inc..........................       150,100       7,195,419
                                                                  -------------
                                                                     50,614,722
                                                                  -------------
  TOTAL UTILITIES................................                    81,697,316
                                                                  -------------
  TOTAL COMMON STOCKS (COST $580,087,718)........                   701,660,652
                                                                  -------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
FIXED INCOME SECURITIES (0.2%)
U.S. TREASURY OBLIGATIONS (0.2%)
U.S. TREASURY NOTES (0.2%)
U.S. Treasury Notes, 6.000%
  due 06/30/99(s)
  (cost $1,632,517)..............................  $  1,620,000       1,632,425
                                                                  -------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
SHORT-TERM INVESTMENTS (2.9%)
REPURCHASE AGREEMENT (2.9%)
Goldman Sachs Repurchase Agreement, 5.10% dated
  11/30/98 due 12/01/98, proceeds $21,297,016.65
  (collateralized by $19,697,000 U.S Treasury
  Bond, 6.00%
  due 02/15/26, valued at $21,720,978) (cost
  $21,294,000)...................................  $ 21,294,000   $  21,294,000
                                                                  -------------
TOTAL INVESTMENTS (COST $603,014,235) (99.3%)..................
                                                                    724,587,077
OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)...................
                                                                      5,341,768
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 729,928,845
                                                                  -------------
                                                                  -------------

------------------------------
Note: Based on the cost of securities of $607,091,194 for federal income tax purposes at November 30, 1998 the aggregate gross unrealized appreciation and depreciation was $144,576,991 and $27,081,108, respectively, resulting in net unrealized appreciation of $117,495,883.

+ - Non-income producing securities.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $29,157,394 of the market value has been segregated.

ADR - American Depositary Receipt.

Spons. ADR - Sponsored ADR.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $603,014,235 )          $724,587,077
Cash                                                        607
Receivable for Investments Sold                       7,009,950
Dividends Receivable                                    928,193
Interest Receivable                                      43,693
Prepaid Trustees' Fees                                    3,486
Prepaid Expenses and Other Assets                         7,308
                                                   ------------
    Total Assets                                    732,580,314
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,895,043
Variation Margin Payable                                467,575
Advisory Fee Payable                                    232,704
Custody Fee Payable                                      39,301
Administrative Services Fee Payable                      16,185
Fund Services Fee Payable                                   661
                                                   ------------
    Total Liabilities                                 2,651,469
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $729,928,845
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $43,198 )                                                    $  5,334,480
Interest Income                                                        558,995
                                                                  ------------
    Investment Income                                                5,893,475
EXPENSES
Advisory Fee                                       $  1,491,031
Administrative Services Fee                             105,636
Custodian Fees and Expenses                              84,063
Professional Fees and Expenses                           25,110
Fund Services Fee                                        10,257
Administration Fee                                        6,512
Printing Expenses                                         4,513
Trustees' Fees and Expenses                               4,269
Insurance Expense                                         3,636
Miscellaneous                                               157
                                                   ------------
    Total Expenses                                                   1,735,184
                                                                  ------------
NET INVESTMENT INCOME                                                4,158,291
NET REALIZED GAIN ON
  Investment Transactions                            46,383,760
  Futures Contracts                                   1,284,045
                                                   ------------
    Net Realized Gain                                               47,667,805
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investment Transactions                           (32,045,199)
  Futures Contracts                                     683,336
                                                   ------------
    Net Change in Unrealized Appreciation
    (Depreciation)                                                 (31,361,863)
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $ 20,464,233
                                                                  ------------
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1998
                                                   -----------------   --------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,158,291    $    8,957,310
Net Realized Gain on Investments and Futures
  Contracts                                              47,667,805       211,793,953
Net Change in Unrealized Appreciation of
  Investments and Futures Contracts                     (31,361,863)       (9,192,276)
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         20,464,233       211,558,987
                                                   -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            69,495,837       171,037,121
Withdrawals                                            (187,334,949)     (414,552,601)
                                                   -----------------   --------------
    Net Decrease from Investors' Transactions          (117,839,112)     (243,515,480)
                                                   -----------------   --------------
    Total Decrease in Net Assets                        (97,374,879)      (31,956,493)
NET ASSETS
Beginning of Period                                     827,303,724       859,260,217
                                                   -----------------   --------------
End of Period                                      $    729,928,845    $  827,303,724
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                            FOR THE PERIOD
                                                        FOR THE                                             JULY 19, 1993
                                                   SIX MONTHS ENDED    FOR THE FISCAL YEAR ENDED MAY 31,   (COMMENCEMENT OF
                                                   NOVEMBER 30, 1998   ---------------------------------    OPERATIONS) TO
                                                      (UNAUDITED)       1998     1997     1996     1995      MAY 31, 1994
                                                   -----------------   ------   ------   ------   ------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                 0.47%(a)   0.47%   0.47%    0.46%    0.51%             0.53%(a)
  Net Investment Income                                        1.12%(a)   1.01%   1.44%    2.20%    2.12%             1.79%(a)
Portfolio Turnover                                               49%      106%      99%      85%      71%               76%+

--------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Equity Fund, for the period June 1, 1993 to June 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $209,477,219 on that date from The Pierpont Equity Fund in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $12,039,552 was included in the contributed securities. On October 31, 1993, the portfolio received a contribution of securities and certain assets and liabilities, with a market value and cost of $128,337,342 from the JPM North America Fund, Ltd., in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements,) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   d) Futures - A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum 'initial margin' requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as 'variation margin' and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movement. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended November 30, 1998 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT NOVEMBER 30, 1998

                                                                    NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS LONG    APPRECIATION      OF CONTRACTS
                                                   --------------   --------------   ----------------
S & P 500, expiring December 1998................             59    $     279,846    $    16,867,029

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York, ("Morgan") a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.40% of the portfolio's average daily net assets. Effective October 1,1998, the portfolio's Investment Advisor is J.P Morgan Investment Management Inc.("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan and the terms of the agreement will remain the same. For the six months ended November 30, 1998, such fees amounted to $1,491,031.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------
      aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $6,512.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as advisor (the 'master portfolios') and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $105,636.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $10,257 for the six months ended November 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,200.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1998 were as follows:

COST OF               PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$355,695,960......  $458,786,997

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

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